SUBSEQUENT EVENTS - Additional Information (Detail) $ in Billions	Apr. 03, 2023 USD ($)
Disposal of major subsidiary [member] | Natura Cosmticos SA [Member] | L’Oréal Group [Member] | Natura Brazil Pty Ltd. [Member]
Subsequent Event
Disposal date fair value of total consideration received	$ 2,525